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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-07379


                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                                     -------
                                      REAL
                                     ESTATE
                                     SHARES

                                   Semiannual
                                     Report

                                     6/30/03

                                 [PIONEER LOGO]
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                                 1

Portfolio Summary                                                         2

Performance Update                                                        3

Portfolio Management Discussion                                           7

Schedule of Investments                                                  11

Financial Statements                                                     13

Notes to Financial Statements                                            21

Trustees, Officers and Service Providers                                 27

Retirement Plans from Pioneer                                            28

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/03
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

With the fading of concerns over the Iraq        -------------------------------
war, investors whose attention had been
focused overseas were buoyed by hints of         Pioneer's new
increased economic activity at home. The         president
nation's stock markets began a broad-based
rally in early March, and prices continued to    Osbert Hood was recently
climb. From April through June, the major        named Chief Executive
stock market averages recorded one of the        Officer and President of
biggest quarterly jumps in years. Increasing     Pioneer Investments USA.
investor confidence also led to strong           Mr. Hood, formerly Pioneer's
returns on corporate bonds. How- ever,           Chief Operating Officer and
returns on government bonds, which rose          a key member of the senior
sharply earlier, have slowed.                    management committee,
                                                 joined Pioneer in 2000 from
Encouraging factors aren't hard for investors    John Hancock Financial Ser-
to find. The lowest interest rates many of us    vices, where he had held
have ever seen and the administration's tax      "I am excited and honored
cuts mean higher incomes for many consumers.     to have the opportunity to
The tax reductions on dividends and capital      lead Pioneer as it continues
gains are of special interest to investors.      to grow," Mr. Hood said.
Corporations can also borrow at the lowest       "As CEO I look forward to
rates in years. Many companies senior            furthering Pioneer's strategic
financial positions. are realizing               goals, including developing
substantial savings by replacing old,            new products that can meet
high-cost debt with new issues that carry        the wider needs of investors
lower interest. The Federal Reserve Board cut    and the advisers who serve
rates once again in June in an effort to         them."
inject further stimulus into the economy. And
the weak U.S. dollar helps exporters and         -------------------------------
multinational companies operating in
countries with stronger currencies. One
possible lesson to be learned from the
market's decline and recovery is the
importance of staying invested. Those who stayed with their commitments participated in the recent rally, while those who remained on the sidelines had to play catch-up. If the protracted slump caused your investment discipline to slip, this may be an ideal time to contact your financial advisor for guid ance on resuming your investment program.

Our style focuses on companies, not on forecasts

There are always risks, of course, and the direction of the economy is something of a puzzle at the moment. If it continues to struggle for very long, investors may once again seek shelter in short-term commitments. However, Pioneer's portfolio managers and analysts do not base investment decisions on economic assumptions. Instead, as it has since our founding in 1928, our value-focused investment style requires complete understanding of a company and its potential. That means intensive analysis of financial reports, visits to companies and detailed discussions with corporate managers. When we discover potential that appears to exceed the market's valuation, that company becomes a candidate for investment. Our research efforts are aided in no small measure by the global resources of our parent organization, UniCredito Italiano S.p.A.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Representation of Pie Chart]

U.S. Common Stocks            93.9%
Temporary Cash Investment      6.1%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Representation of Pie Chart]

Retail                        26.5%
Office                        22.9%
Apartment                     18.4%
Diversified                   11.6%
Industrial                     7.8%
Hotel                          6.1%
Self Storage                   4.7%
Manufactured Homes             1.7%
Other                          0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

---------------------------------------------------------------------------------------------
  1.  Equity Office Properties Trust     6.87%     6.  Vornado Realty Trust             4.00%
---------------------------------------------------------------------------------------------
  2.  Simon DeBartolo Group, Inc.        5.71      7.  Apartment Investment &           3.62
                                                       Management Co.
---------------------------------------------------------------------------------------------
  3.  General Growth Properties, Inc.    4.35      8.  Starwood Hotels & Resorts        3.42
---------------------------------------------------------------------------------------------
  4.  Equity Residential Property        4.22      9.  Boston Properties, Inc.          3.31
      Trust
---------------------------------------------------------------------------------------------
  5.  ProLogis Trust                     4.12     10.  Duke Realty Investments, Inc.    2.82
---------------------------------------------------------------------------------------------

* This list excludes money market instruments. Portfolio holdings will vary for other periods.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/03     12/31/02
                            $16.70      $15.30


Distributions per Share     Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)          Dividends   Capital Gains   Capital Gains
                            $0.330      $   -           $    -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Wilshire Real Estate Securities Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                   Net Asset    Public Offering
Period               Value          Price*
 Life-of-Class
 (10/25/93)          8.31%          7.66%
 5 Years             5.56           4.32
 1 Year              2.54          -3.37
-----------------------------------------------

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[Representation of Mountain Chart]

          Pioneer            Wilshire
        Real Estate        Real Estate
          Shares*        Securities Index
10/93         9425            10000
              9184             9553
12/94         9206             9709
             10321            11034
12/96        14083            15103
             16863            18093
12/98        13528            14941
             12892            14464
12/00        16669            18910
             17914            20887
12/02        18561            21425
6/03         20688            24312

+ Index comparisons begin 10/31/93. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

    Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

    Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

    The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/03     12/31/02
                            $16.57      $15.17


Distributions per Share     Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)          Dividends   Capital Gains   Capital Gains
                            $0.260      $   -           $    -

 Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

----------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                      If          If
Period               Held      Redeemed*
 Life-of-Class
 (1/31/96)           8.93%       8.93%
 5 Years             4.75        4.58
 1 Year              1.74       -2.19
----------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[Representation of Mountain Chart]

          Pioneer            Wilshire
        Real Estate        Real Estate
          Shares*        Securities Index
1/96         10000            10000
             13481            13501
12/97        16023            16174
             12761            13356
12/99        12065            12930
             15504            16904
12/01        16499            18671
             16968            19152
6/03         18845            21733

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/03     12/31/02
                            $16.60      $15.20


Distributions per Share     Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)          Dividends   Capital Gains   Capital Gains
                            $0.270      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Wilshire Real Estate Securities Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
 Life-of-Class
 (1/31/96)           8.94%           8.80%
 5 Years             4.78            4.57
 1 Year              1.82            0.80
-----------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[Representation of Mountain Chart]

          Pioneer            Wilshire
        Real Estate        Real Estate
          Shares*        Securities Index
1/31/96       9900            10000
             13344            13501
12/31/97     15861            16174
             12629            13356
12/31/99     11945            12930
             15341            16904
12/31/01     16357            18671
             16814            19152
6/30/03      18681            21733

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/03     12/31/02
                            $16.68      $15.27


Distributions per Share     Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)          Dividends   Capital Gains   Capital Gains
                            $0.370      $   -           $   -

 Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

----------------------------------------
Average Annual Total Returns*
(As of June 30, 2003)
                      If          If
Period               Held      Redeemed*
 Life-of-Class
 (4/9/98)            4.82%       4.82%
 5 Year              6.26        6.26
 1 Year              3.20        3.20
----------------------------------------

* Assumes reinvestment of distributions.

[Representation of Mountain Chart]

          Pioneer           Wilshire
        Real Estate        Real Estate
          Shares*        Securities Index
4/98         10000            10000
              8391             8591
12/99         8047             8317
             10461            10873
12/01        11298            12010
             11774            12319
6/03         13166            13979

+ Index comparisons begin 4/30/98. The Wilshire Real Estate Securities Index is a market capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

    Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

    Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

    The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03
--------------------------------------------------------------------------------

Following the swift conclusion of the war in Iraq in early April, equity markets staged an impressive rebound, contributing to strong gains for the six months ended June 30, 2003 - the first half of your Fund's fiscal year. It appears that the relatively short duration of the war in Iraq helped to temper investors' anxiety and ease the uncertainty overshadowing stock markets worldwide. In the following interview, portfolio manager Jeff Caira suggests that while volatility and slow economic growth are complicating a recovery, the outlook is improving.

Q: The Fund had positive returns going into the April rally. How did it perform for the six months ended June 30, 2003?

A: The Fund achieved favorable gains for the first half of its fiscal year, which is rewarding given the fact that many sectors of the real estate market were showing increasing vulnerability to the weaker U.S. economy. In April, investors returned to the market with enthusiasm, buoyed by interest rate cuts in both Europe and the United States and a modestly improving U.S. macroeconomic outlook.

    For the six months ended June 30, 2003, the Fund's Class A, B and C shares increased 11.46%, 11.06% and 11.11%, respectively, at net asset value. The Fund underperformed its benchmark, the Wilshire Real Estate Securities Index, which rose 13.47% for the same period. Poor stock selection in the hotel sector and our decision to limit the Fund's exposure to strip malls during a period of strong performance accounts for the disparity.

Q:  Why did the Fund's hotel stocks prove to be so disappointing?

A: In addition to choosing stocks that lagged the hotel sector's spring rally, our decision to underweight (relative to the benchmark) the Fund's exposure to this sector had the added misfortune of limiting the Fund's participation in the rebound. One holding, MeriStar Hospitality, which owns over 100 hotels around the United States, was very volatile. It was down 66% from December 31, 2002 to March 11, 2003, then turned around and rose 130% from March 11, 2003 to June 30, 2003. For the entire six months under review, however, the holding was down 22%. Furthermore, Starwood Hotels & Resorts, which we'd chosen to slightly underweight, outperformed the benchmark for the six-month period.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                              (continued)
--------------------------------------------------------------------------------

    Our preference for larger, high-quality real-estate companies also proved to be a drawback during the rally. It appears that some of the rally's strength was driven by income-oriented investors who, confronted with the prospects of falling interest rates, bought high-yielding real-estate investments - regardless of the company's asset quality, property type or long-term prospects. The heightened demand drove prices higher, contributing to their outperformance.

Q: Given investors' penchant for higher-yielding real-estate stocks, could you provide an example of a holding that pays above-average income while meeting your criteria for quality and sustainable growth potential?

A: Certainly. Prentiss Properties, which offered a dividend yield of 7.3% on June 30, 2003 manages office properties in a variety of markets - both high-growth, low-barriers-to-entry markets and higher-barriers-to-entry markets. Their properties are primarily located in Washington, D.C., Chicago, Dallas, Austin and Northern California. With its strong management team, this real estate investment trust strives for an attractive return on capital, which is backed by solid financials, and has a history of market leadership that has helped it consistently to outperform many of its peers.

Q: Despite sluggish economic growth, retail stocks turned in strong performance. Why was that?

A: Retail stocks benefited from continued improvement in fundamentals, as landlords were generally able to increase occupancy levels in retail centers and generate strong rent increases on expiring and new leases. Additionally, there were fewer tenant bankruptcies than there were for the same period last year, keeping cash flows strong. Investors continued to bid the stocks up despite valuation levels at the high end of the historical range. Investors appeared to be downplaying valuation levels in favor of the strong absolute and even stronger relative fundamentals of that property type.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Although we increased investments in retail stocks during the reporting period, which has been very beneficial for the Fund, the portfolio did hold a slight underweight position (relative to the Fund's benchmark) in the community-center sector, which rallied strongly. We did not believe that the underlying fundamentals supporting community centers justified the continued share price appreciation and kept the Fund's weighting below that of the benchmark. As it turned out, prices of community-center property companies appreciated more strongly than most other property types. Two of the Fund's largest investments in the retail sector, Pan Pacific Retail Properties and Weingarten Realty Investors, were significant contributors to performance for the six months under review.

Q:  Has the outlook for the office sector improved?

A: Office real estate investment trusts are still experiencing weak fundamentals, since the sector is so highly correlated to the direction of economic growth, albeit with a lag. Vacancy rates have risen, and expiring contractual rent agreements, which experienced dramatic increases in recent years, are, in many cases, in jeopardy of being renewed at today's lower rent levels. We're watching the group closely to look for signs of job growth in the economy, which could signal a subsequent turnaround in office property fundamentals. We are pleased to see that the supply of new office buildings has moderated, which bodes well for the sector once job growth improves and demand increases.

Q:  Are you optimistic about prospects for the real estate sector longer term?

A: Yes. We continue to believe that the longer-term benefits of real-estate investments remain intact - namely above-average dividend yields, relatively stable cash flows and modest growth. The industry's current fundamentals are weak, however, and we don't foresee substantial improvement, with the exception of hotel REITs, until economic growth resumes. We believe job growth will be critical to such a recovery.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                              (continued)
--------------------------------------------------------------------------------

    The Fund's sector diversification is less defensive than it was six months ago - underscoring our improving but still cautious outlook. During the reporting period, we reduced heavy positions in industrial, manufactured housing and office REITs and slightly increased the portfolio's exposure to retail by adding to community-center property companies. Since real estate is a lagging indicator of the economy's strength by about six months, we want to be sure the portfolio is well positioned for an eventual recovery before it becomes widely apparent. Thus, we'll continue to focus on attractively priced companies that we feel have the best total-return potential, solid cash flow, and the best prospects for profitability in a recovering economy.

    The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
              COMMON STOCKS - 93.9%
              Hotels, Restaurants & Leisure - 3.2%
              Hotels, Resorts & Cruise Lines - 3.2%
 103,000      Starwood Hotels & Resorts                      $ 2,944,770
                                                             -----------
              Total Hotels, Restaurants & Leisure            $ 2,944,770
                                                             -----------
              Real Estate - 90.7%
              Real Estate Management & Development - 4.0%
  17,300      American Financial Realty Trust*               $   257,943
 100,000      Catellus Development Corp.*                      2,200,000
 109,800      Trizec Properties, Inc.                          1,248,426
                                                             -----------
                                                             $ 3,706,369
                                                             -----------
              Real Estate Investment Trusts - 86.7%
  21,200      Alexandria Real Estate Equities, Inc.          $   954,000
  55,000      AMB Property Corp.                               1,549,350
  90,000      Apartment Investment & Management Co.            3,114,000
  91,442      Archstone Communities Trust                      2,194,608
  82,000      Arden Realty Group, Inc.                         2,127,900
  48,000      AvalonBay Communities, Inc.*                     2,046,720
  65,000      Boston Properties, Inc.                          2,847,000
  60,000      Brandywine Realty Trust                          1,477,200
  52,500      Camden Property Trust                            1,834,875
  58,000      Carramerica Realty Corp.                         1,612,980
  50,000      CBL & Associates Properties                      2,150,000
  42,500      Chelsea Property Group, Inc.                     1,713,175
  88,000      Duke Realty Investments, Inc.                    2,424,400
 219,000      Equity Office Properties Trust                   5,915,190
 140,000      Equity Residential Property Trust                3,633,000
  12,000      Essex Property Trust, Inc.                         687,000
  46,000      Federal Realty Investment Trust                  1,472,000
   5,000      First Industrial Realty Trust, Inc.                158,000
  60,000      General Growth Properties, Inc.                  3,746,400
  30,000      Home Properties of NY, Inc.                      1,057,200
 184,550      Host Marriott Corp.*                             1,688,632
  80,000      Innkeepers USA Trust                               544,000
  55,000      Liberty Property Trust                           1,903,000
  42,300      Manufactured Home Communities, Inc.              1,485,153
  17,900      MeriStar Hospitality Corp.                          92,006
  53,500      Mills Corp.                                      1,794,925
  46,000      Pan Pacific Retail Properties, Inc.              1,810,100

The accompanying notes are an integral part of these financial statements.   11

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                                                 Value
                    Real Estate Investment Trusts (continued)
        64,000      Prentiss Properties Trust                                          $ 1,919,360
       130,000      ProLogis Trust                                                       3,549,000
        42,000      PS Business Parks, Inc.*                                             1,482,600
         5,427      Public Storage, Inc. (Series A)                                        154,127
        68,000      Public Storage, Inc.                                                 2,303,160
        24,000      Regency Centers Corp.*                                                 839,520
        48,000      Shurgard Storage Centers, Inc.                                       1,587,840
       125,900      Simon DeBartolo Group, Inc.                                          4,913,877
        45,500      SL Green Realty Corp.                                                1,587,495
        47,900      Taubman Centers, Inc.                                                  917,764
        50,000      The Macerich Co.                                                     1,756,500
        75,000      United Dominion Realty Trust                                         1,291,500
        79,000      Vornado Realty Trust                                                 3,444,400
        40,000      Western Resources, Inc.                                              1,676,000
                                                                                       -----------
                                                                                       $79,455,957
                                                                                       -----------
                    Total Real Estate                                                  $83,162,326
                                                                                       -----------
                    TOTAL COMMON STOCKS
                    (Cost $72,260,509)                                                 $86,107,096
                                                                                       ===========
   Principal
     Amount
                    TEMPORARY CASH INVESTMENT - 6.1%
                    Securities Lending Collateral - 6.1%
    $5,626,175      Securities Lending Investment Fund, 1.21%                          $ 5,626,175
                                                                                       -----------
                    TOTAL TEMPORARY CASH INVESTMENT
                    (Cost $5,626,175)                                                  $ 5,626,175
                                                                                       ===========
                    TOTAL INVESTMENT IN SECURITIES - 100.0%
                    (Cost $77,886,684)(a)(b)                                           $91,733,271
                                                                                       ===========

 * Non-income producing security.

 (a) At June 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $78,881,976 was as follows:

     Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                                       $15,065,150

     Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                                        (2,213,855)
                                                                                       -----------
    Net unrealized gain                                                                $12,851,295
                                                                                       ===========
 (b) At December 31, 2002, the Fund had a net capital loss carryforward of $6,305,662 which will expire between 2007 and 2010 if not utilized.

    Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2003 aggregated $11,784,632 and $14,643,030, respectively.

12    The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
BALANCE SHEET 6/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
   loaned of $5,415,813) (cost $77,886,684)                   $91,733,271
  Cash                                                            152,719
  Receivables -
   Investment securities sold                                     694,851
   Fund shares sold                                               169,619
   Dividends and interest                                         563,680
                                                              -----------
     Total assets                                             $93,314,140
                                                              -----------
LIABILITIES:
  Payables -
   Fund shares repurchased                                    $    35,233
   Upon return of securities loaned                             5,626,175
  Due to affiliates                                               127,200
  Accrued expenses                                                 61,826
  Other                                                               714
                                                              -----------
     Total liabilities                                        $ 5,851,148
                                                              -----------
NET ASSETS:
  Paid-in capital                                             $81,728,938
  Accumulated undistributed net investment income                 198,263
  Accumulated net realized loss on investments                 (8,310,796)
  Net unrealized gain on investments                           13,846,587
                                                              -----------
     Total net assets                                         $87,462,992
                                                              ===========
NET ASSET VALUE PER SHARES:
(Unlimited number of shares authorized)
  Class A (based on $46,653,668/2,792,965 shares)             $     16.70
                                                              ===========
  Class B (based on $27,658,634/1,669,115 shares)             $     16.57
                                                              ===========
  Class C (based on $8,992,598/541,723 shares)                $     16.60
                                                              ===========
  Class Y (based on $4,158,092/249,260 shares)                $     16.68
                                                              ===========
MAXIMUM OFFERING PRICE:
  Class A ($16.70 [divided by] 94.25%)                        $     17.72
                                                              ===========
  Class C ($16.60 [divided by] 99.00%)                        $     16.77
                                                              ===========

The accompanying notes are an integral part of these financial statements.   13

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03

INVESTMENT INCOME:
  Dividends                                                $2,431,626
  Interest                                                     14,786
  Income from securities loaned, net                            1,215
                                                           ----------
       Total investment income                                            $ 2,447,627
                                                                          -----------
EXPENSES:
  Management fees                                          $  335,122
  Transfer agent fees
   Class A                                                     87,028
   Class B                                                     66,807
   Class C                                                     15,113
   Class Y                                                        195
  Distribution fees
   Class A                                                     55,950
   Class B                                                    136,716
   Class C                                                     39,594
  Custodian fees                                                9,990
  Registration fees                                            41,922
  Professional fees                                            16,412
  Printing fees                                                22,685
  Administrative fees                                          18,596
  Fees and expenses of nonaffiliated trustees                   4,841
  Miscellaneous                                                 9,559
                                                           ----------
     Total expenses                                                       $   860,530
     Less fees paid indirectly                                                 (1,482)
                                                                          -----------
     Net expenses                                                         $   859,048
                                                                          -----------
       Net investment income                                              $ 1,588,579
                                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                        $(1,009,842)
  Change in net unrealized gain on investments                              8,549,334
                                                                          -----------
   Net gain on investments                                                $ 7,539,492
                                                                          -----------
   Net increase in net assets resulting from operations                   $ 9,128,071
                                                                          ===========


14    The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                                          Six Months
                                                            Ended              Year
                                                           6/30/03            Ended
                                                         (unaudited)         12/31/02
FROM OPERATIONS:
Net investment income                                     $ 1,588,579       $ 2,965,893
Net realized gain (loss) on investments                    (1,009,842)        3,534,194
Change in net unrealized gain (loss) on investments         8,549,334        (6,269,519)
                                                          -----------       -----------
   Net increase in net assets resulting from
     operations                                           $ 9,128,071       $   230,568
                                                          -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.33 and $0.65 per share, respectively)      $  (918,127)      $(1,850,041)
   Class B ($0.26 and $0.53 per share, respectively)         (438,761)       (1,102,867)
   Class C ($0.27 and $0.52 per share, respectively)         (134,414)         (276,969)
   Class Y ($0.37 and $0.74 per share, respectively)          (89,588)         (147,486)
                                                          -----------       -----------
     Total distributions to shareowners                   $(1,580,890)      $(3,377,363)
                                                          -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $17,282,479       $56,130,051
Reinvestment of distributions                               1,336,405         2,856,732
Cost of shares repurchased                                (22,827,909)      (50,162,172)
                                                          -----------       -----------
   Net increase (decrease) in net assets resulting
     from Fund share transactions                         $(4,209,025)      $ 8,824,611
                                                          -----------       -----------
   Net increase in net assets                             $ 3,338,156       $ 5,677,816
NET ASSETS:
Beginning of period                                        84,124,836        78,447,020
                                                          -----------       -----------
End of period (including accumulated undistributed net
  investment income of $198,263 and $190,574,
  respectively)                                           $87,462,992       $84,124,836
                                                          ===========       ===========


The accompanying notes are an integral part of these financial statements.   15

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                   '03 Shares      '03 Amount
                                  (unaudited)      (unaudited)    '02 Shares      '02 Amount
CLASS A
Shares sold                           638,868     $ 9,903,827      1,589,375     $25,219,955
Reinvestment of distributions          52,598         825,749        104,380       1,655,498
Less shares repurchased              (833,929)    (13,002,038)    (1,311,752)    (20,085,837)
                                     --------     -----------     ----------     -----------
   Net increase (decrease)           (142,463)    $(2,272,462)       382,003     $ 6,789,616
                                     ========     ===========     ==========     ===========
CLASS B
Shares sold                           263,096     $ 4,093,723      1,262,820     $20,177,940
Reinvestment of distributions          21,789         338,652         53,916         851,204
Less shares repurchased              (469,257)     (7,339,583)    (1,475,871)    (22,257,992)
                                     --------     -----------     ----------     -----------
   Net decrease                      (184,372)    $(2,907,208)      (159,135)    $(1,228,848)
                                     ========     ===========     ==========     ===========
CLASS C
Shares sold                           196,231     $ 3,075,363        573,021     $ 9,117,393
Reinvestment of distributions           6,536         102,222         14,085         222,382
Less shares repurchased              (149,766)     (2,349,382)      (500,057)     (7,470,836)
                                     --------     -----------     ----------     -----------
   Net increase                        53,001     $   828,203         87,049     $ 1,868,939
                                     ========     ===========     ==========     ===========
CLASS Y
Shares sold                            13,249     $   209,566        102,295     $ 1,614,763
Reinvestment of distributions           4,451          69,782          8,068         127,648
Less shares repurchased                (8,900)       (136,906)       (23,013)       (347,507)
                                     --------     -----------     ----------     -----------
   Net increase                         8,800     $   142,442         87,350     $ 1,394,904
                                     ========     ===========     ==========     ===========


16    The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                                   6/30/03       Year Ended
CLASS A                                                          (unaudited)      12/31/02
Net asset value, beginning of period                              $ 15.30         $ 15.38
                                                                  -------         -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.32         $  0.57
 Net realized and unrealized gain (loss) on investments              1.41            0.00(a)
                                                                  -------         -------
   Net increase (decrease) from investment operations             $  1.73         $  0.57
Distributions to shareowners:
 Net investment income                                              (0.33)          (0.65)
 Net realized gain                                                      -               -
 Tax return of capital                                                  -               -
                                                                  -------         -------
Net increase (decrease) in net asset value                        $  1.40         $ (0.08)
                                                                  -------         -------
Net asset value, end of period                                    $ 16.70         $ 15.30
                                                                  =======         =======
Total return*                                                       11.46%           3.58%
Ratio of net expenses to average net assets+                         1.73%**         1.67%
Ratio of net investment income to average net assets+                4.12%**         3.70%
Portfolio turnover rate                                                29%**           39%
Net assets, end of period (in thousands)                          $46,654         $44,904
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        1.73%**         1.67%
 Net investment income                                               4.12%**         3.70%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                        1.73%**         1.67%
 Net investment income                                               4.12%**         3.70%


                                                               Year Ended   Year Ended   Year Ended    Year Ended
CLASS A                                                         12/31/01     12/31/00     12/31/99      12/31/98
Net asset value, beginning of period                            $ 15.04      $ 12.18      $ 13.46        $ 17.81
                                                                -------      -------      -------        -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.38      $  0.64      $  0.65        $  0.56
 Net realized and unrealized gain (loss) on investments            0.70         2.86        (1.28)         (4.05)
                                                                -------      -------      -------        -------
   Net increase (decrease) from investment operations           $  1.08      $  3.50      $ (0.63)       $ (3.49)
Distributions to shareowners:
 Net investment income                                            (0.74)       (0.50)       (0.60)         (0.51)
 Net realized gain                                                    -            -            -          (0.27)
 Tax return of capital                                                -        (0.14)       (0.05)         (0.08)
                                                                -------      -------      -------        -------
Net increase (decrease) in net asset value                      $  0.34      $  2.86      $ (1.28)       $ (4.35)
                                                                -------      -------      -------        -------
Net asset value, end of period                                  $ 15.38      $ 15.04      $ 12.18        $ 13.46
                                                                =======      =======      =======        =======
Total return*                                                      7.47%       29.31%       (4.70)%       (19.77)%
Ratio of net expenses to average net assets+                       1.58%        1.65%        1.69%          1.69%
Ratio of net investment income to average net assets+              4.31%        4.56%        4.45%          3.29%
Portfolio turnover rate                                              37%          25%          39%            11%
Net assets, end of period (in thousands)                        $39,263      $43,129      $40,113        $67,619
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                      1.58%        1.65%        1.83%          1.69%
 Net investment income                                             4.31%        4.56%        4.31%          3.29%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                      1.57%        1.63%        1.67%          1.67%
 Net investment income                                             4.32%        4.58%        4.47%          3.31%

(a) Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                   6/30/03       Year Ended
CLASS B                                                          (unaudited)      12/31/02
Net asset value, beginning of period                              $ 15.17         $ 15.25
                                                                  -------         -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.24         $  0.43
 Net realized and unrealized gain (loss) on investments              1.42            0.02
                                                                  -------         -------
   Net increase (decrease) from investment operations             $  1.66         $  0.45
Distributions to shareowners:
 Net investment income                                              (0.26)          (0.53)
 Net realized gain                                                      -               -
 Tax return of capital                                                  -               -
                                                                  -------         -------
Net increase (decrease) in net asset value                        $  1.40         $ (0.08)
                                                                  -------         -------
Net asset value, end of period                                    $ 16.57         $ 15.17
                                                                  =======         =======
Total return*                                                       11.06%           2.84%
Ratio of net expenses to average net assets+                         2.58%**         2.40%
Ratio of net investment income to average net assets+                3.23%**         2.90%
Portfolio turnover rate                                                29%**           39%
Net assets, end of period (in thousands)                          $27,659         $28,121
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        2.58%**         2.40%
 Net investment income                                               3.23%**         2.90%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                        2.58%**         2.40%
 Net investment income                                               3.23%**         2.90%

                                                               Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                         12/31/01     12/31/00     12/31/99     12/31/98
Net asset value, beginning of period                            $ 14.94      $ 12.11      $ 13.38      $ 17.70
                                                                -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.54      $  0.52      $  0.52      $  0.45
 Net realized and unrealized gain (loss) on investments            0.39         2.87        (1.25)       (4.03)
                                                                -------      -------      -------      -------
   Net increase (decrease) from investment operations           $  0.93      $  3.39      $ (0.73)     $ (3.58)
Distributions to shareowners:
 Net investment income                                            (0.62)       (0.43)       (0.49)       (0.42)
 Net realized gain                                                    -            -            -        (0.27)
 Tax return of capital                                                -        (0.13)       (0.05)       (0.05)
                                                                -------      -------      -------      -------
Net increase (decrease) in net asset value                      $  0.31      $  2.83      $ (1.27)     $ (4.32)
                                                                -------      -------      -------      -------
Net asset value, end of period                                  $ 15.25      $ 14.94      $ 12.11      $ 13.38
                                                                ======       =======      =======      =======
Total return*                                                      6.42%       28.50%       (5.45)%     (20.36)%
Ratio of net expenses to average net assets+                       2.36%        2.39%        2.45%        2.45%
Ratio of net investment income to average net assets+              3.50%        3.82%        3.75%        2.77%
Portfolio turnover rate                                              37%          25%          39%          11%
Net assets, end of period (in thousands)                        $30,699      $35,848      $33,069      $55,407
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                      2.36%        2.39%        2.59%        2.45%
 Net investment income                                             3.50%        3.82%        3.61%        2.77%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                      2.36%        2.38%        2.44%        2.44%
 Net investment income                                             3.50%        3.83%        3.76%        2.78%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

18    The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                   6/30/03         Year Ended
CLASS C                                                          (unaudited)        12/31/02
Net asset value, beginning of period                                $15.20           $15.28
                                                                    ------           ------
Increase (decrease) from investment operations:
 Net investment income                                              $ 0.29           $ 0.44
 Net realized and unrealized gain (loss) on investments               1.38            (0.00)(a)
                                                                    ------           ------
   Net increase (decrease) from investment operations               $ 1.67           $ 0.44
Distributions to shareowners:
 Net investment income                                               (0.27)           (0.52)
 Net realized gain                                                       -                -
 Tax return of capital                                                   -                -
                                                                    ------           ------
Net increase (decrease) in net asset value                          $ 1.40           $(0.08)
                                                                    ------           ------
Net asset value, end of period                                      $16.60           $15.20
                                                                    ======           ======
Total return*                                                        11.11%            2.79%
Ratio of net expenses to average net assets+                          2.48%**          2.46%
Ratio of net investment income to average net assets+                 3.38%**          2.95%
Portfolio turnover rate                                                 29%**            39%
Net assets, end of period (in thousands)                            $8,993           $7,429
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         2.48%**          2.46%
 Net investment income                                                3.38%**          2.95%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                         2.48%**          2.46%
 Net investment income                                                3.38%**          2.95%


                                                              Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                                        12/31/01    12/31/00    12/31/99    12/31/98
Net asset value, beginning of period                            $14.96      $12.12      $13.37      $ 17.70
                                                                ------      ------      ------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.55      $ 0.51      $ 0.52      $  0.45
 Net realized and unrealized gain (loss) on investments           0.41        2.87       (1.24)       (4.04)
                                                                ------      ------      ------      -------
   Net increase (decrease) from investment operations           $ 0.96      $ 3.38      $(0.72)     $ (3.59)
Distributions to shareowners:
 Net investment income                                           (0.64)      (0.42)      (0.48)       (0.42)
 Net realized gain                                                   -           -           -        (0.27)
 Tax return of capital                                               -       (0.12)      (0.05)       (0.05)
                                                                ------      ------      ------      -------
Net increase (decrease) in net asset value                      $ 0.32      $ 2.84      $(1.25)     $ (4.33)
                                                                ------      ------      ------      -------
Net asset value, end of period                                  $15.28      $14.96      $12.12      $ 13.37
                                                                ======      ======      ======      =======
Total return*                                                     6.63%      28.42%      (5.41)%     (20.38)%
Ratio of net expenses to average net assets+                      2.28%       2.40%       2.52%        2.41%
Ratio of net investment income to average net assets+             3.57%       3.78%       3.63%        2.67%
Portfolio turnover rate                                             37%         25%         39%          11%
Net assets, end of period (in thousands)                        $6,136      $6,276      $6,566      $12,735
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                     2.28%       2.40%       2.66%        2.41%
 Net investment income                                            3.57%       3.78%       3.49%        2.67%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                     2.27%       2.38%       2.51%        2.40%
 Net investment income                                            3.58%       3.80%       3.64%        2.68%

(a) Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                   6/30/03         Year Ended
CLASS Y (a)                                                      (unaudited)        12/31/02
Net asset value, beginning of period                                $15.27           $15.35
                                                                    ------           ------
Increase (decrease) from investment operations:
 Net investment income                                              $ 0.21           $ 0.66
 Net realized and unrealized gain (loss) on investments               1.57            (0.00)(b)
                                                                    ------           ------
   Net increase (decrease) from investment operations               $ 1.78           $ 0.66
Distributions to shareowners:
 Net investment income                                               (0.37)           (0.74)
 Net realized gain                                                       -                -
 Tax return of capital                                                   -                -
                                                                    ------           ------
Net increase (decrease) in net asset value                          $ 1.41           $(0.08)
                                                                    ------           ------
Net asset value, end of period                                      $16.68           $15.27
                                                                    ======           ======
Total return*                                                        11.83%            4.21%
Ratio of net expenses to average net assets+                          1.11%**          1.10%
Ratio of net investment income to average net assets+                 4.84%**          4.39%
Portfolio turnover rate                                                 29%**            39%
Net assets, end of period (in thousands)                            $4,158           $3,671
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                         1.11%**          1.10%
 Net investment income                                                4.84%**          4.39%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                         1.11%**          1.10%
 Net investment income                                                4.84%**          4.39%


                                                              Year Ended  Year Ended  Year Ended  4/9/98 to
CLASS Y (a)                                                    12/31/01    12/31/00    12/31/99   12/31/98
Net asset value, beginning of period                            $15.01      $12.16      $13.46     $ 17.52
                                                                ------      ------      ------     -------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.63      $ 0.72      $ 0.70     $  0.47
 Net realized and unrealized gain (loss) on investments           0.52        2.84       (1.25)      (3.76)
                                                                ------      ------      ------     -------
   Net increase (decrease) from investment operations           $ 1.15      $ 3.56      $(0.55)    $ (3.29)
Distributions to shareowners:
 Net investment income                                           (0.81)      (0.55)      (0.70)      (0.44)
 Net realized gain                                                   -           -           -       (0.27)
 Tax return of capital                                               -       (0.16)      (0.05)      (0.06)
                                                                ------      ------      ------     -------
Net increase (decrease) in net asset value                      $ 0.34      $ 2.85      $(1.30)    $ (4.06)
                                                                ------      ------      ------     -------
Net asset value, end of period                                  $15.35      $15.01      $12.16     $ 13.46
                                                                ======      ======      ======     =======
Total return*                                                     8.00%      29.99%      (4.10)%    (18.78)%
Ratio of net expenses to average net assets+                      1.12%       1.02%       1.10%       1.21%**
Ratio of net investment income to average net assets+             4.36%       5.16%       5.14%       4.31%**
Portfolio turnover rate                                             37%         25%         39%         11%**
Net assets, end of period (in thousands)                        $2,349      $1,196      $  907     $ 1,362
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                     1.12%       1.02%       1.24%       1.21%**
 Net investment income                                            4.36%       5.16%       5.00%       4.31%**
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                     1.11%       1.02%       1.10%       1.21%**
 Net investment income                                            4.37%       5.16%       5.14%       4.31%**

(a) Class Y shares were first publicly offered on April 9, 1998.

(b) Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.


20    The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                                2002
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                            $3,377,363*
   Long-term capital gain                                              -
                                                              ----------
   Total                                                      $3,377,363*
                                                              ----------
--------------------------------------------------------------------------------

   *Included in the Fund's distributions from ordinary income for the year ended
    December 31, 2002 is $993,124 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareowners as ordinary income distributions.

    The following shows components of distributable earnings on a federal income tax basis at December 31, 2002. These amounts do not include the capital loss carryforward.

--------------------------------------------------------------------------------
                                                                2002
--------------------------------------------------------------------------------
  Undistributed ordinary income                               $        -
  Undistributed long-term gain
  Unrealized appreciation                                      4,301,961
                                                              ----------
  Total                                                       $4,301,961
                                                              ----------
--------------------------------------------------------------------------------

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $9,797 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2003.

D. Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

F. Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral is adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2003, $66,465 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $16,597 in transfer agent fees payable to PIMSS at June 30, 2003.

4. Distribution Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $44,138 in distribution fees payable to PFD at June 30, 2003.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2003, CDSCs in the amount of $23,269 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2003, the Fund's expenses were reduced by $1,482 under such arrangements.

6. Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2002, the Fund had no borrowings under this agreement.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.


Proxy Voting and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[PIONEER LOGO]
Investments(R)
Pioneer Investment Management, Inc.
60 State Street                                                    13711-00-0803
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these
controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.